SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Loss for the year for the purpose of basic loss per share	$ (5,212,879)	$ (4,871,387)	$ (9,257,598)
Fair value change of preferred shares	(4,117,648)	(4,101,000)
Loss for the year for the purpose of diluted loss per share	$ (9,330,527)	$ (8,972,387)	$ (9,257,598)
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	15,664,305	9,514,886	9,497,240
Preferred shares - post-recapitalization	1,861,766	2,460,000	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	17,526,071	11,974,886	9,497,240